Condensed Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Income Statement [Abstract]
Net sales	$ 1,050,759	$ 784,012	$ 584,588
Cost of sales	621,497	471,390	355,051
Gross profit	429,262	312,622	229,537
Operating expenses:
Selling and store operating	271,876	202,637	146,485
General and administrative	64,025	49,917	38,984
Pre-opening	13,732	7,380	7,412
Litigation settlement	10,500	0	0
Executive severance	0	296	2,975
Total operating expenses	360,133	260,230	195,856
Operating income	69,129	52,392	33,681
Interest expense	12,803	9,386	8,949
Loss on extinguishment of debt	1,813	0	0
Income before income taxes	54,513	43,006	24,732
Provision for income taxes	11,474	16,199	9,634
Net income	$ 43,039	$ 26,807	$ 15,098
Basic earnings per share	$ 0.52	$ 0.32	$ 0.18
Diluted earnings per share	0.49	$ 0.31	$ 0.18
Unaudited basic earnings per share pro forma for dividend	0.47
Unaudited diluted earnings per share pro forma for dividend	$ 0.44